Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Columbia Short-Term Cash Fund
Shareholder Report [Line Items]
Fund Name	Columbia Short-Term Cash Fund
Class Name	Columbia Short-Term Cash Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Short-Term Cash Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Expenses [Text Block]
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Short-Term Cash Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 17,644,410,185
Holdings Count | Holdings	128
Additional Fund Statistics [Text Block]
Fund net assets	$ 17,644,410,185
Total number of portfolio holdings	128
Management services fees (represents 0.0% of Fund average net assets)	$ —

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fun
d repres
ented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Tri-party Federal Reserve Bank of New York 08/01/2024 5.470%	31.3%
Cooperatieve Rabobank UA 08/01/2024 5.510%	2.7%
UnitedHealth Group, Inc. 08/01/2024 5.510%	2.5%
Caterpillar Financial Services Corp. 08/05/2024 5.400%	2.0%
Federal Home Loan Banks Discount Notes 08/02/2024 5.500%	1.8%
Australia and New Zealand Banking Group Ltd. 08/01/2024 5.300%	1.6%
Canadian Imperial Bank of Commerce 08/01/2024 5.300%	1.6%
U.S. Treasury 01/31/2025 5.413%	1.5%
Federal Home Loan Banks Discount Notes 08/01/2024 5.500%	1.5%
Federal Home Loan Banks 06/06/2025 5.490%	1.4%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Tri-party Federal Reserve Bank of New York 08/01/2024 5.470%	31.3%
Cooperatieve Rabobank UA 08/01/2024 5.510%	2.7%
UnitedHealth Group, Inc. 08/01/2024 5.510%	2.5%
Caterpillar Financial Services Corp. 08/05/2024 5.400%	2.0%
Federal Home Loan Banks Discount Notes 08/02/2024 5.500%	1.8%
Australia and New Zealand Banking Group Ltd. 08/01/2024 5.300%	1.6%
Canadian Imperial Bank of Commerce 08/01/2024 5.300%	1.6%
U.S. Treasury 01/31/2025 5.413%	1.5%
Federal Home Loan Banks Discount Notes 08/01/2024 5.500%	1.5%
Federal Home Loan Banks 06/06/2025 5.490%	1.4%